Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current	$ 49	$ 16
Non-current	41	44
Provisions current and non-current	90	60
Litigation [member]
Disclosure of other provisions [line items]
Current	36
Non-current	1
Provisions current and non-current	37	12
Insurance reserves [member]
Disclosure of other provisions [line items]
Current	10
Non-current	29
Provisions current and non-current	39	36
Onerous contractual expenditure [member]
Disclosure of other provisions [line items]
Current	2
Non-current	6
Provisions current and non-current	8	8
Other [member]
Disclosure of other provisions [line items]
Current	1
Non-current	5
Provisions current and non-current	$ 6	$ 4